Magda El Guindi-Rosenbaum

+1.202.373.6091

magda.elguindi-rosenbaum@morganlewis.com

VIA EDGAR

October 11, 2019

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333–157876 and 811–22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 147 to the Trust’s Registration Statement on Form N-1A (“PEA No. 147”).  The purpose of PEA No. 147 is to register the AdvisorShares DWA FSM US Core ETF, AdvisorShares DWA FSM All Cap World ETF and AdvisorShares DWA Alpha Equal Weight ETF as separate new series of the Trust.

If you have any questions, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001